Supplemental Cash Flow Information - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Offsetting [Abstract]
Cash and cash equivalents	$ 3,057	$ 8,726	[1]		$ 70,588
Restricted cash	821	819	[1]		5,517
Total cash, cash equivalents and restricted cash	$ 3,878	$ 9,545		$ 39,236	$ 76,105	$ 20,321	$ 17,749	$ 17,878	$ 34,010

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.